Intangible Assets (Schedule of Amortization Expense) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Period ending September 30,
2021	$ 347,293	$ 347,293
2022	353,660	353,660
2023	361,577	361,577
2024	276,383	290,432
2025	16,890	288,890
Total	$ 1,355,803	$ 1,436,315